Consolidated Statement Of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Revenues	$ 4,037	$ 4,022	$ 3,967
Operating expenses
Selling, general and administrative	1,368	1,406	1,388
Depreciation, amortization and accretion	683	702	640
(Gain) loss on asset disposals, net	25	19	10
(Gain) loss on sale of business and other exit costs, net	0	(1)	0
(Gain) loss on license sales and exchanges, net	(5)	0	(18)
Total operating expenses	3,864	3,910	3,809
Operating income	173	112	158
Investment and other income (expense)
Equity in earnings of unconsolidated entities	179	166	159
Interest and dividend income	8	17	15
Gain (loss) on investments	2	0	0
Interest expense	(112)	(110)	(116)
Other, net	0	0	(1)
Total investment and other income	77	73	57
Income before income taxes	250	185	215
Income tax expense	17	52	51
Net income	233	133	164
Less: Net income attributable to noncontrolling interests, net of tax	4	6	14
Net income attributable to UScellular shareholders	$ 229	$ 127	$ 150
Basic weighted average shares outstanding (in shares)	86	86	86
Basic earnings per share attributable to UScellular shareholders	$ 2.66	$ 1.47	$ 1.75
Diluted weighted average shares outstanding (in shares)	87	88	87
Diluted earnings per share attributable to UScellular shareholders	$ 2.62	$ 1.44	$ 1.72
Service
Operating revenues
Revenues	$ 3,067	$ 3,035	$ 2,978
Operating expenses
Cost of goods and services sold	782	756	758
Equipment sales
Operating revenues
Revenues	970	987	989
Operating expenses
Cost of goods and services sold	$ 1,011	$ 1,028	$ 1,031